Commitments and Contingencies (Detail) AUD in Millions			3 Months Ended	12 Months Ended
	Aug. 02, 2016 USD ($) shares	Jan. 14, 2013 shares	Sep. 30, 2016 USD ($) shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 AUD	Apr. 15, 2016 USD ($)	Mar. 31, 2016 USD ($)	Nov. 04, 2015 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2011 USD ($)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Rent expenses				$ 284,000	$ 301,000
Future contingent production payments payable											$ 5,000,000
Percent of interest in contingent payments											52.00%
Accrued income taxes			$ 1,800,000	1,800,000
Stockholders' Equity Attributable to Parent			2,631,000	(6,989,000)	7,945,000
Notes payable			104,000	783,000	0
Stockholders equity			2,631,000	(6,989,000)	7,945,000					$ 45,917,000
Accrued and Other Liabilities
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accrued income taxes				1,800,000	1,700,000
Prepaid and Other Assets
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Income taxes receivable				1,800,000	1,700,000
Pro forma
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Stockholders' Equity Attributable to Parent				4,100,000
Notes payable				158,000
Stockholders equity				3,729,000
MI3 Petroleum Engineering
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Contingent Bonuses Payable									$ 100,000
NT/P82 Seismic Survey, Completion of Seismic Survey
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Other commitment | AUD						AUD 9
Common Stock
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Stockholders equity			71,000	70,000	$ 69,000					$ 69,000
One Stone Exchange Agreement | Investor | One Stone
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Notes payable							$ 625,000
Sopak Collateral Agreement | Common Stock
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of shares available for purchase (in shares) | shares		1,158,080
Sopak Collateral Agreement | Warrant
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of shares available for purchase (in shares) | shares		543,478
Contract Termination, Termination Fee | One Stone Exchange Agreement | Investor
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Estimate of possible loss				750,000
Contract Termination, Termination Fee | One Stone Exchange Agreement | Investor | One Stone
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Estimate of possible loss			750,000	750,000				$ 750,000
Contract Termination, Expense Reimbursement | One Stone Exchange Agreement | Investor | One Stone
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Estimate of possible loss			$ 200,000	$ 200,000				$ 200,000
Nautilus Purchase and Sale Agreement (PSA)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Future contingent production payments payable											$ 5,000,000
Nautilus Tech PSA | Common Stock
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of shares available for purchase (in shares) | shares			90,350
Merger Agreement | Tellurian
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Termination fee, maximum	$ 1,000,000
Reverse termination fee	$ 1,000,000
Merger Agreement | Tellurian | Director
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Issuance of common stock (in shares) | shares	100,000
Director fees	$ 150,000
Nautilus Poplar, LLC (NP)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Percent of interest in contingent payments											52.00%